Restructuring Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restructuring Charges.
Schedule of accrued restructuring cost

The table below sets forth accrued restructuring cost included in accrued expenses and other current liabilities, for the three months ended March 31, 2022:

(in $ millions)	Employee related	Facility	Total
Balance as of December 31, 2021	$64	$5	$69
Charges	2	—	2
Cash settled	(13)	(1)	(14)
Balance as of March 31, 2022	53	4	57

The table below sets forth accrued restructuring cost, included in accrued expenses and other current liabilities, for the years ended December 31, 2021, 2020 and 2019:

(in $ millions)	Employee related	Facility	Total
Balance as of December 31, 2018	8	—	8
Charges	12	—	12
Cash settled	(10)	—	(10)
Balance as of December 31, 2019	10	—	10
Charges	178	28	206
Cash settled	(95)	(5)	(99)
Other non-cash(1)	—	(20)	(20)
Balance as of December 31, 2020	94	3	97
Charges, net	13	1	14
Acquired on acquisition	30	—	30
Reclassification	(4)	4	—
Other non-cash(1)	—	(1)	(1)
Cash settled	(69)	(2)	(71)
Balance as of December 31, 2021	$64	$5	$69
(1)	Includes impairment of operating lease ROU assets of $1 million and $20 million for the years ended December 31, 2021 and 2020, respectively.